Average Annual Total Returns{- Tax-Exempt Portfolio} - 03.31 FIMM Funds Class 2 Combo PRO-09 - Tax-Exempt Portfolio - Class II - Return Before Taxes	Past 1 year	Past 5 years	Past 10 years
Total	0.38%	0.71%	0.37%